Employee Benefit Plan	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

10.      Employee Benefit Plan

We have implemented a Section 401(k) plan for all eligible employees. Employees are permitted to make elective deferrals of up to 75% of employee compensation up to the maximum contribution allowed by law and employee contributions to the 401(k) plan are fully vested at all times.  We may make discretionary contributions to the 401(k) plan which become vested over a period of five years. There were no corporate contributions to the 401(k) plan during the years ended September 30, 2011 and 2010, respectively.